FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2017 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount			$ 0	$ 0
Terminated fair value hedges			550,000,000
Currency transaction and translation adjustment, net of tax		$ 367,000,000	(95,000,000)	$ (323,000,000)
Payments of derivative issuance costs		173,000,000
1.30% Senior Notes due May 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Senior notes | €						€ 600,000,000
0.40% Senior Notes due May 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Senior notes | €	€ 750,000,000
1.3% Senior Notes due May 2029
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Senior notes | €	750,000,000
Senior Notes Due 2031 | Senior Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Senior notes					$ 650,000,000
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		0
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		1,000,000,000.0	619,000,000
Net investment hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Accumulated pre-tax unrealized translation losses in AOCI related to euro-denominated senior notes		245,000,000
Net investment hedge | Designated as Hedging Instrument | Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Currency transaction and translation adjustment, net of tax | €	€ 1,200,000,000
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 345,000,000	617,000,000
Maximum length of time hedge in cash flow hedge		12 months
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 550,000,000
Interest rate contracts | Fair value hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 0	$ 0